Risk management arising from financial instruments - Interest rate risk (Details) - New Credit Facility	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Reasonably possible increase in interest rate (as a percent)	1.00%
Increase in interest expense due to reasonably possible increase in interest rate	$ 700,209
30-day LIBOR
Disclosure of financial assets [line items]
Spread on variable rate	7.75%
Interest rate	8.75%
30-day LIBOR | Minimum
Disclosure of financial assets [line items]
Interest rate	8.75%